Subsequent Events	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Subsequent events
26.	Subsequent events

The Company has assessed all events from June 30, 2024, up through October 31, 2024 which is the date that these consolidated financial statements are available to be issued, there are not any material subsequent events that require disclosure in these consolidated financial statements.